Annual Total Returns- Transamerica High Yield Muni (Retail Class) [BarChart] - Retail Class - Transamerica High Yield Muni - A	2014	2015	2016	2017	2018	2019	2020
Total	17.23%	6.40%	(0.59%)	9.52%	0.46%	9.45%	3.44%